Related Party Transactions (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Borrowings	$ 39,079,556	$ 33,631,231
OFC S.R.L. [Member]
Disclosure of associates [line items]
Other credits	790	834
Others payables	(20,400)	(29,156)
Other associates and joint venture [Member]
Disclosure of associates [line items]
Reimbursement of expenses	1,370	610
Leases and/or rights to use space		7,291
Leases and/or rights to use space to pay	(851)	(553)
Reimbursement of expenses to pay
Lease collections to pay	(41)
Management fee	8,961	3
Total associates and joint ventures of IRSA Propiedades Comerciales	300,465	406,706
La Rural S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	5,623	38,513
Leases and/or rights to use space to pay	(790)
Reimbursement of expenses to pay	(55)	(3,959)
Other credits	73,441
Dividends	203,993	364,801
Exportaciones Agroindustriales Argentinas S.A. [Member]
Disclosure of associates [line items]
Others payables		(16,533)
TGLT S.A. [Member]
Disclosure of associates [line items]
Other credits	8,814
IRSA International LLC [Member]
Disclosure of associates [line items]
Other credits	146
Loans granted	269,520
Epsilon Opportunities LP [Member]
Disclosure of associates [line items]
Mutual funds	809,687	623,257
Tyrus S.A. [Member]
Disclosure of associates [line items]
Loans granted	1,392,091
Centro Comercial Panamericano S.A. [Member]
Disclosure of associates [line items]
Reimbursement of expenses	7	10
Others payables	(35,647)
Others [Member]
Disclosure of associates [line items]
Reimbursement of expenses	6,578	8,897
Leases and/or rights to use space	6,938	5,336
Leases and/or rights to use space to pay	(33)	(2,448)
Reimbursement of expenses to pay	(1,588)	(34)
Other credits	3,156
Legal services	(475)	(2,407)
Advertising space	214	306
Total others	2,429,604	588,062
Others payables	(1,380)
Total at the end of the year	8,901,905	10,186,461
Directors [Member]
Disclosure of associates [line items]
Reimbursement of expenses to pay	(12)	(17)
Fees	(126,417)	(189,859)
Total Directors	(126,429)	(189,876)
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Non-Convertible Notes	1,581,368	1,622,614
Equity incentive plan to pay	(2,546)	(3,639)
Leases and/or rights to use space	1,611
Reimbursement of expenses to pay	(1,000)	(38,411)
Corporate services to pay	(181,517)	(123,535)
Total direct parent company of IRSA	1,397,916	1,457,029
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Disclosure of associates [line items]
Advances		5,409,475
Received advances	(1,107,293)
Non-Convertible Notes	3,179,786	2,308,983
Loans granted	2,612,655
Other credits	141,785	121,379
Corporate services	56,695	80,832
Equity incentive plan	12,448	17,791
Reimbursement of expenses	9,669	6,809
Leases and/or rights to use space	10,014	926
Reimbursement of expenses to pay	(886)	(587)
Equity incentive plan to pay	(14,609)	(20,880)
Lease collections	85
Lease collections to pay		(188)
Total direct parent company	$ 4,900,349	$ 7,924,540